Note 15 - Income Tax - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Current income tax expense (recovery)	$ (239)	$ 1,932
Deferred income tax expense (recovery)	(9,844)	168
Income tax expense (recovery)	$ (10,083)	$ 2,100